Pzena Mid Cap Value Fund
Schedule of Investments
May 31, 2023 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 98.34%
Basic Materials - 6.76%
Dow, Inc.	99,810	$4,868,732
Olin Corp.	65,091	3,079,455
		7,948,187
Consumer Discretionary - 17.80%
Gap, Inc.	227,810	1,827,036
Gildan Activewear, Inc. (b)	132,579	3,615,429
Lear Corp.	38,836	4,763,624
Magna International, Inc. (b)	70,178	3,393,808
Newell Brands, Inc.	266,306	2,213,003
PVH Corp.	31,602	2,718,404
Skechers U.S.A., Inc. - Class A (a)	46,618	2,394,767
		20,926,071
Energy - 3.53%
Halliburton Co.	67,179	1,924,678
NOV, Inc.	157,957	2,222,455
		4,147,133
Financials - 29.18%
American International Group, Inc.	36,542	1,930,514
Axis Capital Holdings, Ltd. (b)	44,448	2,306,851
CNO Financial Group, Inc.	188,121	4,084,107
Comerica, Inc.	27,060	976,866
Equitable Holdings, Inc.	151,107	3,708,166
Fidelity National Financial, Inc.	64,017	2,185,540
Fifth Third Bancorp	114,459	2,777,920
Globe Life, Inc.	29,239	3,016,880
Invesco, Ltd. (b)	128,586	1,849,067
KeyCorp	114,579	1,070,168
Regions Financial Corp.	147,044	2,539,450
Reinsurance Group of America, Inc.	27,368	3,831,520
Voya Financial, Inc.	59,534	4,036,405
		34,313,454
Health Care - 6.97%
Cardinal Health, Inc.	24,196	1,991,331
Fresenius Medical Care AG & Co. KGaA - ADR	178,797	3,831,619
Henry Schein, Inc. (a)	32,143	2,375,368
		8,198,318
Industrials - 19.65%
Acuity Brands, Inc.	23,690	3,569,846
Axalta Coating Systems, Ltd. (a)(b)	115,817	3,359,851
Fortune Brands Home & Security, Inc.	39,598	2,393,699
JELD-WEN Holding, Inc. (a)	219,746	2,876,475
MasTec, Inc. (a)	13,958	1,414,783
MasterBrand, Inc. (a)	39,598	411,027
Mohawk Industries, Inc. (a)	24,134	2,221,294
Terex Corp.	92,735	4,300,122
Wabtec Corp.	27,678	2,563,813
		23,110,910
Technology - 11.51%
Avnet, Inc.	78,704	3,450,383
Cognizant Technology Solutions Corp. - Class A	62,496	3,905,375
SS&C Technologies Holdings, Inc.	68,168	3,746,513
TE Connectivity, Ltd. - ADR	19,843	2,430,371
		13,532,642
Utilities - 2.94%
Edison International	51,193	3,456,552
Total Common Stocks (Cost $105,094,299)		115,633,267

SHORT-TERM INVESTMENT - 0.96%
Money Market Fund - 0.96%
Fidelity Institutional Government Portfolio - Class I, 4.98% (c)	1,123,791	1,123,791
Total Short-Term Investment (Cost $1,123,791)		1,123,791

Total Investments (Cost $106,218,090) - 99.30%		116,757,058
Other Assets in Excess of Liabilities - 0.70%		822,018
TOTAL NET ASSETS - 100.00%		$117,579,076

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
KGaA	Kommanditgesellschaft Auf Aktien
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate listed is the 7-day annualized yield as of May 31, 2023.

Note: For presentation purposes, the Fund has grouped some of the industry categories.
For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

Pzena Mid Cap Value Fund
Summary of Fair Value Disclosure at May 31, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of May 31, 2023:

Pzena Mid Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Basic Materials	$7,948,187	$-	$-	$7,948,187
Consumer Discretionary	20,926,071	-	-	20,926,071
Energy	4,147,133	-	-	4,147,133
Financials	34,313,454	-	-	34,313,454
Health Care	8,198,318	-	-	8,198,318
Industrials	23,110,910	-	-	23,110,910
Technology	13,532,642	-	-	13,532,642
Utilities	3,456,552	-	-	3,456,552
Total Common Stocks	115,633,267	-	-	115,633,267
Short-Term Investment	1,123,791	-	-	1,123,791
Total Investments	$116,757,058	$-	$-	$116,757,058

Refer to the Fund's Schedule of Investments for a detailed break-out of holdings by security.